Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2024
Fee and commission income [abstract]
Fee and Commission Income

	2024	2023	2022
Linked to credit cards	268,034,994	253,943,717	210,023,996
Linked to deposits and other	154,723,084	183,640,618	228,906,247
Linked to loans and other	59,731,044	56,009,673	45,100,630
From foreign currency transactions	25,961,950	23,594,476	23,882,019
Insurance agent fees	19,779,102	20,981,896	23,877,102
Linked to securities	19,324,931	14,576,241	6,155,694
Fees linked to loan commitments	841,081	887,281	—
From guarantees granted	443,434	229,657	24,101
TOTAL	548,839,620	553,863,559	537,969,789